Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax on undistributed foreign earnings	$ 43	$ 23
Re-measurement of deferred tax assets	28
Liabilities currently not deductible for tax	5	(2)
Change in valuation allowance on deferred tax assets	(13)	6
Net tax losses benefited	(22)	(38)
Tax depreciation (less than) in excess of book depreciation	(30)	50
Book amortization in excess of tax amortization	(58)	(17)
Others	(29)	(5)
Deferred income tax, Total	$ (76)	$ 17